Carbon Credits (Details) - DevvStream Corp. [Member] - Carbon Credits [Member]			9 Months Ended	12 Months Ended
	Aug. 14, 2025 shares	Nov. 06, 2024 USD ($) shares	Apr. 30, 2026 USD ($)	Jul. 31, 2025 USD ($) shares	Jan. 21, 2026 shares	Jun. 20, 2025 USD ($) $ / shares shares
Carbon Credits [Abstract]
Shares issued (in Shares) | shares		324,987
Fair value of shares issued		$ 1,982,424
Stop-loss provision, received			$ 1,123,777	$ 1,065,235
Consideration paid for future delivery			371,403	421,403
Deposit related to carbon credit contracts with stop-loss provisions			271,403	$ 271,403
Number of shares to be purchased (in Shares) | shares						16,500
Share price (in Dollars per share) | $ / shares						$ 6.06
Purchase consideration						$ 100,000
Percentage of credits to be retired						50.00%
Purchase consideration paid			100,000
Percentage of credits retired	50.00%
Cancellation consideration shares (in Shares) | shares	8,250			65,000
Environmental expense			50,000
Number of shares to be received (in Shares) | shares					8,250
Impairment of carbon credits			$ 14,706
Number of vendor currently in dispute				1
Shares issued to vendor under dispute (in Shares) | shares				108,000
Fair value of shares issued, under dispute				$ 658,800
Impairment charges				$ 658,800
Number of agreement provides for vendor				1
Effective days				45 days
Vendor negotiations to return shares (in Shares) | shares				90,000
Fair value issued				$ 549,000
Impairment charges				$ 548,982
Number of vendors with cancelled				1
Recognized a reversal of deposit				$ (396,500)
Recognized impairment				$ 16,278
Minimum [Member]
Carbon Credits [Abstract]
Agreement period, if share price falls below purchase prices, obligated to issue additional shares			12 months	12 months
Maximum [Member]
Carbon Credits [Abstract]
Agreement period, if share price falls below purchase prices, obligated to issue additional shares			18 months	18 months